Digital Assets (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Tokens	Dec. 31, 2024 USD ($)	Oct. 23, 2025 USD ($) Tokens
Digital Assets [Line Items]
Tokens received (in Tokens) | Tokens					175.8
Aggregate cost	$ 1,115,731		$ 1,115,731		$ 3,000,000		$ 3,000,000
Sale of tokens			(2,685,775)
Gross proceeds	2,235,776
Recognized a realized gain	409,355	$ 0	530,940	$ 0
Realized gain			530,940
Staking reward income	9,700	$ 0	20,760	$ 0	$ 5,121	$ 0
HYPE Tokens [Member]
Digital Assets [Line Items]
Tokens received (in Tokens) | Tokens					78,863.1		78,863.1
Token [Member]
Digital Assets [Line Items]
Sale of tokens	$ (37,356.6)
Tokens [Member]
Digital Assets [Line Items]
Sale of tokens			$ (50,271.2)